Organization and Description of Business	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jul. 31, 2024
Organization and Description of Business [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ATIF Holdings Limited (“ATIF” or the “Company”), formerly known as Eternal Fairy International Limited and Asia Times Holdings Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on January 5, 2015, as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). The Company adopted its current name on March 7, 2019. The Company is primarily engaged in providing business advisory and financial consulting services to small and medium-sized enterprise customers.

As of January 31, 2025 the Company’s unaudited condensed consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
ATIF Holdings Limited (“ATIF”)	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF Inc. (“ATIF USA”)	October 26, 2020	USA	100%	Consultancy and information technology support
ATIF Investment LLC (“ATIF Investment”)	April 25, 2022	BVI	100%	Consultancy and information technology support
ATIF BD	December 22, 2021	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BC	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BM	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

ATIF Holdings Limited (“ATIF” or the “Company”), formerly known as Eternal Fairy International Limited and Asia Times Holdings Limited, was incorporated under the laws of the British Virgin Islands (“BVI”) on January 5, 2015, as a holding company to develop business opportunities in the People’s Republic of China (the “PRC” or “China”). The Company adopted its current name on March 7, 2019. The Company is primarily engaged in providing business advisory and financial consulting services to small and medium-sized enterprise customers.

On October 6 and October 7, 2022, ATIF Inc., a wholly owned subsidiary of ATIF, established ATIF Business Consulting LLC (“ATIF BC”) and ATIF Business Management LLC (“ATIF BM”) under the laws of the State of California of the United States, respectively. On April 25, 2022, the Company established ATIF Investment Limited (“ATIF Investment”) under the laws of BVI. On December 22, 2021, ATIF Inc. established ATIF BD LLC (“ATIF BD”) under the laws of California of the United States.

Enter into a sales agreement of ATIF GP

On January 21, 2021, the Company incorporated ATIF-1 GP, LLC (“ATIF GP”) under the laws of Delaware of the United States. ATIF GP is a wholly owned subsidiary of the Company, and focuses on fund management business.

On February 16, 2021, ATIF-1, LP (“ATIF LP”) was established as a private equity fund through our indirectly-wholly owned subsidiary, ATIF-1 GP, LLC (“ATIF GP”), a Delaware limited liability company, as the general partner. As of July 31, 2022, the Company owns 76.6% limited partner interest in ATIF, LP.  The investment manager for the fund is ATIF Inc.

On August 1, 2022, the Company entered into a sales agreement with a third party, pursuant to which the Company sold all of its equity interest in ATIF GP at the cost of $50,000. The management believed the disposition does not represent a strategic shift because it is not changing the way it is running its consulting business. The Company has not shifted the nature of its operations. The termination is not accounted as discontinued operations in accordance with ASC 205-20. Upon the closing of the Agreement, ATIF GP is no longer our subsidiary and ATIF USA ceased to be the investment manager of ATIF LP.

Disposal of ATIF HK and Huaya

On May 20, 2022, the Company entered into a share transfer agreement with Mr. Pishan Chi, pursuant to which the Company transferred all of its equity interest in ATIF HK and its wholly owned subsidiary, Huaya to Mr. Chi at $nil consideration. Mr. Chi was the Company’s former Chief Executive Officer for the period from July 10, 2020 through August 4, 2021. The transfer of equity interest was closed on May 31, 2022.

The transfer of equity interest in ATIF HK and Huaya was for the purpose of mitigation of restrictions on China-based companies raising capital offshore by the PRC government. Upon the transfer of ATIF HK and Huaya, the Company would continue its effort to provide financial consulting services to clients from North America and other areas. The management believed the disposition does not represent a strategic shift because it is not changing the way it is running its business. The Company has not shifted the nature of its operations, not is it exiting the North America market, which is the Company’s major geographic market area. The termination is not accounted as discontinued operations in accordance with ASC 205-20.

As of July 31, 2024, the Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Parent company:
ATIF Holdings Limited (“ATIF”)	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF Inc. (“ATIF USA”)	October 26, 2020	USA	100%	Consultancy and information technology support
ATIF Investment LLC (“ATIF Investment”)	April 25, 2022	BVI	100%	Consultancy and information technology support
ATIF BD	December 22, 2021	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BC	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support
ATIF BM	October 6, 2022	USA	100% owned by ATIF USA	Consultancy and information technology support